Organization - Additional information (Details) - ADS - IPO	Mar. 26, 2021 $ / shares shares
Number of American depository shares issued	3,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Number of ordinary shares per ADS	2